EQUITY (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	May 20, 2022	Sep. 30, 2020	Nov. 09, 2019
Number of warrants		15,315,120
Weighted average remaining life (years)		3 years 1 month 24 days
Weighted average exercise price, outstanding		$ 1.316
Shares exercisable		1,720,456
Weighted average exercise price, exercisable		$ 0.80	$ 1.48	$ 2.593	$ 0.25
Warrant One
Number of warrants	10,729,381	10,829,381
Weighted average remaining life (years)	4 years 9 months 14 days	1 year 2 months 26 days
Weighted average exercise price, outstanding	$ 0.250	$ 0.250
Shares exercisable	10,729,381	10,829,381
Weighted average exercise price, exercisable	$ 0.250	$ 0.250
Warrant Two
Number of warrants	6,547,207
Weighted average remaining life (years)	2 years 7 months 2 days
Shares exercisable	6,547,207
Warrant Two | Minimum
Weighted average exercise price, outstanding	$ 1.20
Weighted average exercise price, exercisable	1.20
Warrant Two | Maximum
Weighted average exercise price, outstanding	1.85
Weighted average exercise price, exercisable	$ 1.85
Warrant Three
Number of warrants	4,364,925	847,742
Weighted average remaining life (years)	3 years 9 months 7 days	1 month 13 days
Weighted average exercise price, outstanding		$ 1.000
Shares exercisable	4,364,925	847,742
Weighted average exercise price, exercisable		$ 1.000
Warrant Three | Minimum
Weighted average exercise price, outstanding	$ 2.00
Weighted average exercise price, exercisable	2.00
Warrant Three | Maximum
Weighted average exercise price, outstanding	2.40
Weighted average exercise price, exercisable	$ 2.40
Warrant Four
Number of warrants	10,000	6,512,207
Weighted average remaining life (years)	1 year	3 years 3 months 25 days
Weighted average exercise price, outstanding	$ 4.080
Shares exercisable	10,000	6,512,207
Weighted average exercise price, exercisable	$ 4.080
Warrant Four | Minimum
Weighted average exercise price, outstanding		$ 1.20
Weighted average exercise price, exercisable		1.20
Warrant Four | Maximum
Weighted average exercise price, outstanding		1.85
Weighted average exercise price, exercisable		$ 1.85
Warrant Total
Number of warrants	21,651,513	22,564,255
Weighted average remaining life (years)	3 years 5 months 4 days	3 years 5 months 26 days
Weighted average exercise price, outstanding	$ 1.003	$ 0.998
Shares exercisable	21,651,513	22,564,255
Weighted average exercise price, exercisable	$ 1.003	$ 0.998
Warrant Five
Number of warrants		4,364,925
Weighted average remaining life (years)		4 years 6 months
Shares exercisable		4,364,925
Warrant Five | Minimum
Weighted average exercise price, outstanding		$ 2
Weighted average exercise price, exercisable		2
Warrant Five | Maximum
Weighted average exercise price, outstanding		2.40
Weighted average exercise price, exercisable		$ 2.40
Warrant Six
Number of warrants		10,000
Weighted average remaining life (years)		1 year 9 months
Weighted average exercise price, outstanding		$ 4.080
Shares exercisable		10,000
Weighted average exercise price, exercisable		$ 4.080